Other Payables and Accrued Expenses (Details) - Schedule of other payables and accrued expenses - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other payables and accrued expenses [Abstract]
Business and other tax payables	¥ 65,228	¥ 69,002
Refundable deposits from employees and agents	21,284	21,672
Professional fees	8,998	7,117
Accrued expenses to third parties	23,719	23,169
Contributions from members of eHuzhu mutual aid program	51,144	58,460
Others	7,784	9,028
Total other payables and accrued expenses	¥ 178,157	¥ 188,448